Financial instruments (Details 4) - Interest rate swap contract [member] - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Interest receivable	$ 4	$ 118
Interest payable	8	167
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	4	106
Interest payable	8	149
One to two years [Member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	0	12
Interest payable	0	18
Two to three years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	0	0
Interest payable	0	0
Three to four years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	0	0
Interest payable	0	0
Four to five years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	0	0
Interest payable	$ 0	$ 0